RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 29, 2020
Disclosure of transactions between related parties [line items]
Director fees		$ 1,000,000	$ 1,000,000	$ 1,000,000
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		$ 500,000,000
Non-recourse borrowings		$ 0	0
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent		1.25%
Services received, related party transactions		$ 302,000,000	270,000,000	214,000,000
Amounts payable, related party transactions		89,000,000	76,000,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		82,000,000	99,000,000
Amounts receivable, related party transactions		21,000,000	21,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		1,000,000	15,000,000	5,000,000
Revenue from rendering of services, related party transactions		9,000,000	33,000,000	16,000,000
Right-of-use assets		12,000,000	11,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP | U.K. ports operation
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions		3,000,000	4,000,000	4,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Renewable Partners L.P.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		1,000,000	52,000,000	11,000,000
Revenue from sale of goods, related party transactions		$ 0	3,000,000	1,000,000
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate		1.70%
Subsidiary of Common Parent (Brookfield) | Top of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate		8.50%
Brookfield
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions					$ 65,000,000
Deposit balance		$ 545,000,000	1,000,000
Earned interest on deposits		$ 1,000,000	$ 4,000,000	$ 0
Gain (loss) of derecognised financial assets at date of transfer	$ 0